Short-Term Bank Loans - Summary of Short-Term Bank Loans (Parenthetical) (Detail) - Short-term bank loans [member]	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	2.35%	2.35%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds, bearing interest rate	5.80%	4.35%